UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2011

Date of reporting period: October 31, 2011

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund II

Westfield Capital Large Cap Growth Fund

Annual Report	October 31, 2011

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
OCTOBER 31, 2011

The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-301-7212; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
OCTOBER 31, 2011

Dear Shareholder:

The period between July 13, 2011, the inception of the Westfield Capital Large Cap Growth Fund (the “Fund”), and October 31, 2011 was marked by extreme levels of volatility in world markets. Investor optimism for a modest rebound from the economic soft patch gave way to intensifying concerns about a double-dip recession and a European sovereign debt crisis. The prospect of a global growth slowdown brought back the specter of 2008, and investors liquidated their holdings in cyclical assets, seemingly irrespective of company fundamentals or outlooks. Then, after five months of declines, U.S. equities surged in October, delivering one of the best monthly returns of the past twenty years. The advance was broad based, but the biggest gains were posted by stocks in economically sensitive sectors. The Fund returned -7.70% on a cumulative basis (Institutional & Investor Class) from July 13, 2011 to October 31, 2011, trailing the Russell 1000 Growth Index, which returned -4.28% during that time frame. Security selection in Health Care and Energy drove the majority of underperformance.

Health Care investments had the most significantly negative impact on relative results, detracting 197 basis points (bps). Stocks within life sciences tools & services and biotechnology accounted for the lion’s share of the losses. We trimmed our position in Illumina, a medical tools company focused on DNA sequencing and genotyping, in September as we were concerned about uncertainty surrounding National Institute of Health funding and the implications for end-user demand. We sold our remaining Illumina shares in October following the company’s negative preannouncement of its third quarter earnings. Vertex Pharmaceutical’s drug Invicek is a novel Hepatitis C regimen that significantly improves viral cure rates in the disease and shortens the duration of treatment. The company’s pipeline is broader than Hepatitis C, with two product candidates for Cystic Fibrosis in the Phase II trials. Vertex Pharmaceuticals generated strong Invicek sales in the third quarter of 2011 and became cash-flow positive as the result. With considerable demand for the therapy, a stronger financial position, and a solid product pipeline, Vertex Pharmaceuticals appears to offer an above-average expansion potential. However, the stock has been tremendously volatile, selling off (and rebounding) on three different occasions this year. The biggest reasons are nervousness around the drug launch, the sustainability of prescription growth, and one competitive threat to the product.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
OCTOBER 31, 2011

Energy hindered active returns by 123 bps during the period. Despite Brent Crude oil prices that averaged roughly $100 per barrel and estimates for Energy companies that continued to trend higher, Energy stocks acted as if the economic backdrop were 2008. We continue to believe a repeat of 2008’s oil price and oil service demand environment is unlikely; the credit crisis and recession-related drop in U.S. energy consumption compressed oil and gas prices by more than 70%, driving rig count from peak-to-trough levels. Recently, strength in the rig count has been propelled by global oil demand which continues to grow to new highs, keeping Brent Oil prices elevated into the triple digit territory. Most oil & gas exploration & production companies have significantly better balance sheets than they did in 2008, and most of their projects are economically profitable at a $70 global oil price, which is 30% below current prices. Therefore, we do not believe that operators will significantly curb capital expenditures, including on rigs, in 2012. Our substantial overweight in oil & gas equipment & services – which has bruised performance in recent months — reflects that conviction.

The Information Technology and Industrials sectors were bright spots in the portfolio, delivering a combined relative benefit of 101 bps. Within Technology, communications equipment company Cisco Systems bounced back from its recent nadir, trending higher throughout the period as the company reported two consecutive quarters of solid results and investors sought companies with sound balance sheets and attractive risk-reward profiles. In Industrials, we owned stakes in both the acquirer and target in a massive aerospace & defense transaction. Conglomerate United Technologies offered $127.5 per share to purchase aftermarket-focused Goodrich, representing a 47% premium to Goodrich’s price before deal rumors were leaked into the market. We see the acquisition of Goodrich as accretive and should strengthen United Technologies’ competitive position in the aerospace components and systems market. With little overlap in product lines, Goodrich adds high margin wheels & brakes wares and nearly doubles the size of United Technologies’ exposure to commercial aftermarket which improves revenue mix in the current up-cycle.

The European debt crisis continues to dominate financial headlines, creating in-stability in world stock markets. We, however, remain constructive on the outlook for U.S. equities given that corporate earnings are robust, and equity valuations remain below their historical averages. The double-digit advance of

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
OCTOBER 31, 2011

the U.S. markets in October could set the stage for a moderate pullback; if this occurs, we will view it as an opportunity to initiate positions in new investment candidates or to add to existing holdings with high growth potential.

Westfield Capital Management Company, L.P.

This material represents the manager’s assessment of the Fund and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Definition of Comparative Index

The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
OCTOBER 31, 2011

Sector Weightings (unaudited)†:

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.6%‡

	Shares	Value
CONSUMER DISCRETIONARY — 14.9%
Amazon.com*	6,110	$1,304,546
BorgWarner*	28,640	2,190,674
Comcast, Cl A	100,320	2,352,504
Macy’s	64,440	1,967,353
priceline.com*	2,760	1,401,307
Starwood Hotels & Resorts Worldwide	34,810	1,744,329
Target	36,880	2,019,180
Viacom, Cl B	44,090	1,933,347

		14,913,240

CONSUMER STAPLES — 5.0%
General Mills	54,110	2,084,858
Hershey	51,490	2,946,773

		5,031,631

ENERGY — 14.2%
Halliburton	53,370	1,993,903
National Oilwell Varco	27,940	1,992,960
Occidental Petroleum	18,830	1,750,060
Schlumberger	28,790	2,115,202
Suncor Energy	66,310	2,115,952

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
OCTOBER 31, 2011

COMMON STOCK — continued

	Shares	Value
Valero Energy	109,660	$2,697,636
Weatherford International*	105,220	1,630,910

		14,296,623

FINANCIALS — 3.5%
Citigroup	112,290	3,547,241

HEALTH CARE — 13.3%
Celgene*	68,210	4,422,054
Eli Lilly	63,530	2,360,775
Gilead Sciences*	56,460	2,352,124
Vertex Pharmaceuticals*	42,530	1,683,763
Warner Chilcott, Cl A*	140,880	2,552,745

		13,371,461

INDUSTRIALS — 13.7%
Danaher	45,430	2,196,540
FedEx	37,830	3,095,629
General Electric	166,510	2,782,382
Goodrich	11,570	1,418,829
Precision Castparts	10,460	1,706,549
United Technologies	32,610	2,542,928

		13,742,857

INFORMATION TECHNOLOGY — 30.5%
Altera	7,370	279,470
Apple*	14,295	5,786,330
Broadcom, Cl A	40,730	1,469,946
Check Point Software Technologies*	28,820	1,660,897
Cisco Systems	114,000	2,112,420
Citrix Systems*	32,530	2,369,160
Cognizant Technology Solutions, Cl A*	15,310	1,113,802
EMC*	92,940	2,277,959

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
OCTOBER 31, 2011

COMMON STOCK — continued

	Shares	Value
Google, Cl A*	6,875	$4,074,400
International Business Machines	10,130	1,870,302
Mastercard, Cl A	5,565	1,932,391
Oracle	91,650	3,003,370
QUALCOMM	52,250	2,696,100

		30,646,547

MATERIALS — 3.5%
Dow Chemical	55,310	1,542,043
Newmont Mining	29,400	1,964,802

		3,506,845

TOTAL COMMON STOCK (Cost $93,369,801)		99,056,445

SHORT-TERM INVESTMENT (A) — 6.6%
Fidelity Institutional Money Market Funds – Prime Money Market Portfolio, 0.010% (Cost $6,593,567)	6,593,567	6,593,567

TOTAL INVESTMENTS — 105.2% (Cost $99,963,368)		$105,650,012

Percentages are based on Net Assets of $100,448,239
*	Non-income producing security.
‡	Narrow industries are used for compliance purposes, whereas broad sectors are utilized for reporting.

(A)— The rate reported is the 7-day effective yield as of October 31, 2011.

Cl— Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
OCTOBER 31, 2011

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $99,963,368)	$105,650,012
Receivable for Investment Securities Sold	1,008,612
Deferred Offering Costs	54,868
Dividend Receivable	23,276
Receivable due from Adviser	22,472
Prepaid Expenses	2,923
Receivable for Capital Shares Sold	171

Total Assets	106,762,334

Liabilities:
Payable for Investment Securities Purchased	6,186,389
Payable due to Adviser	50,265
Payable due to Administrator	11,466
Chief Compliance Officer Fees Payable	3,284
Payable due to Trustees	2,528
Payable for Capital Shares Redeemed	170
Payable due to Shareholder Servicing Agent (Investor Class Shares)	10
Other Accrued Expenses	59,983

Total Liabilities	6,314,095

Net Assets	$100,448,239

Net Assets Consist of:
Paid-in Capital	$97,414,241
Accumulated Net Realized Loss on Investments	(2,652,646)
Net Unrealized Appreciation on Investments	5,686,644

$100,448,239

Net Asset Value, Offering and Redemption Price Per Share- Institutional Class Shares (unlimited authorization – no par value) ($100,191,844 ÷ 10,854,347 shares)	$9.23

Net Asset Value, Offering and Redemption Price Per Share- Investor Class Shares (unlimited authorization – no par value) ($256,395 ÷ 27,778 shares)	$9.23

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
FOR THE PERIOD ENDED
OCTOBER 31, 2011*

STATEMENT OF OPERATIONS

Investment Income
Dividends	$186,949
Less: Foreign Taxes Withheld	(947)

Total Investment Income	186,002

Expenses
Investment Advisory Fees	164,875
Administration Fees	40,685
Chief Compliance Officer Fees	3,284
Trustees’ Fees	2,833
Shareholder Servicing Fees (Investor Class Shares)	10
Professional Fees	37,618
Deferred Offering Costs (See Note 2)	26,521
Transfer Agent Fees	25,775
Printing Fees	11,000
Registration Fees	6,071
Custodian Fees	1,667
Insurance and Other Expenses	3,341

Total Expenses	323,680

Less:
Waiver of Investment Advisory Fees	(108,061)
Fees Paid Indirectly	(1)

Net Expenses	215,618

Net Investment Loss	(29,616)

Net Realized Loss on Investments	(2,652,646)
Net Change in Unrealized Depreciation on Investments	(3,282,922)

Net Realized and Unrealized Loss on Investments	(5,935,568)

Net Decrease in Net Assets Resulting from Operations	$(5,965,184)

*	Commenced operations on July 13, 2011.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended October 31, 2011*
Operations:
Net Investment Loss	$(29,616)
Net Realized Loss on Investments	(2,652,646)
Net Change in Unrealized Depreciation on Investments	(3,282,922)

Net Decrease in Net Assets Resulting from Operations	(5,965,184)

Capital Share Transactions:(1)
Institutional Class Shares
Issued	36,646,048
Issued in connection with in-kind transfer**	73,381,644
Redeemed	(3,848,469)

Net Institutional Class Share Transactions	106,179,223

Investor Class Shares
Issued	234,200

Net Investor Class Share Transactions	234,200

Net Increase in Net Assets from Share Transactions	106,413,423

Total Increase in Net Assets	100,448,239

Net Assets:
Beginning of Period	—

End of Period (including accumulated net investment loss of $0)	$100,448,239

*	Commenced operations on July 13, 2011.
**	See Note 1 in the Notes to Financial Statements.
(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Institutional Class Shares
	Period Ended October 31, 2011*
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Operations:
Net Investment Loss(1)	(0.00	)^
Net Realized and Unrealized Loss	(0.77)

Total from Operations	(0.77)

Net Asset Value, End of Period	$9.23

Total Return†	(7.70)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$100,192
Ratio of Expenses to Average Net Assets(2)	0.85	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.28	%**
Ratio of Net Investment Loss to Average Net Assets	(0.12	)%**
Portfolio Turnover Rate	36	%***

*	Commenced operations on July 13, 2011.
**	Annualized
***	Portfolio turnover rate is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
^	Amount represents less than $0.01 per share.
(1)	Per share data calculated using average shares method.
(2)	Ratio excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 0.85%.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS — continued

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Investor Class Shares
	Period Ended October 31, 2011*
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Operations:
Net Investment Loss(1)	(0.01)
Net Realized and Unrealized Loss	(0.76)

Total from Operations	(0.77)

Net Asset Value, End of Period	$9.23

Total Return†	(7.70)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$256
Ratio of Expenses to Average Net Assets(2)	0.91	%**^
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.23	%**^
Ratio of Net Investment Loss to Average Net Assets	(0.41	)%**^
Portfolio Turnover Rate	36	%***

*	Commenced operations on July 13, 2011.
**	Annualized
***	Portfolio turnover rate is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
^	Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations.
(1)	Per share data calculated using average shares method.
(2)	Ratio excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 0.91%.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
OCTOBER 31, 2011

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 33 funds. The financial statements herein are those of the Westfield Capital Large Cap Growth Fund (the “Fund”). The investment objective of the Fund is long-term growth of capital. The Fund, invests primarily (at least 80% of its net assets) in equity securities. The Fund is a diversified fund and focuses on U.S. listed common stocks with large market capitalizations that Westfield Capital Management Company, L.P. (the “Adviser”) believes are quality companies with stock that offer the potential for future price appreciation. The Fund commenced operations on July 13, 2011 as a result of a contribution in-kind from a limited partnership managed by the Adviser. On this date, the Fund issued 7,338,164 shares and acquired securities tax-free at their then current value of $73,381,644, including unrealized appreciation of $8,969,566. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domes-tic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
OCTOBER 31, 2011

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2011, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
OCTOBER 31, 2011

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of October 31, 2011, all the investments for the Fund were Level 1. For details of investment classifications, reference the Schedule of Investments.

For the period ended October 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities. During the period ended October 31, 2011, there were no Level 3 securities.

During the period ended October 31, 2011, there have been no significant changes to the Fund’s fair value methodologies.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the initial open tax year end, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended October 31, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year the Fund did not incur any significant interest or penalties.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
OCTOBER 31, 2011

Security Transactions and Investment Income — Security transactions are ac-counted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund will distribute substantially all of its net investment income and makes distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. As of October 31, 2011, the remaining amount still to be amortized for the Fund was $54,868.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
OCTOBER 31, 2011

4. Administration, Distribution, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $120,000 for the Fund, plus $15,000 for each additional class created, or 0.12% of the first $500 million, 0.10% of the next $500 million, and 0.08% of any amount above $1 billion of the Fund’s average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Investor Class Shares, subject to the arrangement for provision of shareholder and administrative services. For the period ended October 31, 2011, the Fund incurred $10 or 0.06%, of shareholder servicing fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the period ended October 31, 2011, the Fund earned cash management credits of $1, which were used to off-set transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

Citibank, N.A. acts as the custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.65% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, and Shareholder Servicing Fees (collectively “excluded expenses”)) for the Fund’s Institutional Class Shares and Investor Class Shares from exceeding 0.85% of the average daily net assets of each class until July 13, 2012. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements,

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
OCTOBER 31, 2011

the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 0.85% for Institutional Class Shares and Investor Class Shares to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on July 13, 2012. As of October 31, 2011, fees which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser were $108,061, expiring in 2014.

6. Share Transactions:

Period Ended October 31, 2011*
Share Transactions:
Institutional Shares
Issued	3,933,100
Issued in connection with in-kind transfer**	7,338,164
Redeemed	(416,917)

Net Share Transactions	10,854,347

Investor Shares
Issued	27,778

Net Share Transactions	27,778

*	Commenced operations on July 13, 2011.
**	See Note 1.

7. Investment Transactions:

For the period ended October 31, 2011, the Fund made purchases of $53,511,844 and sales of $30,871,041 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
OCTOBER 31, 2011

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following permanent differences, primarily attributable to net operating losses, have been reclassified to/from the following accounts during the period ended October 31, 2011:

Accumulated Net Investment Loss	Paid-in Capital
$29,616	$(29,616)

These reclassifications had no effect on the net assets or net asset value of the Fund.

There were no dividends and distributions declared during the period ending October 31, 2011.

As of October 31, 2011, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforwards	$(2,021,828)
Unrealized Appreciation	5,055,826

Total Distributable Earnings	$3,033,998

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward and applied against future capital gains as follows:

Short-Term	$2,021,828

Total Capital Loss Carryforwards	$2,021,828

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
OCTOBER 31, 2011

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on in-vestments held by the Fund at October 31, 2011, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$100,594,186	$7,922,889	$(2,867,063)	$5,055,826

9. Other:

At October 31, 2011, 13% of the Institutional Class Shares and 100% of the Investor Class Shares total shares outstanding were held by one record shareholder, respectively. This shareholder was comprised of omnibus accounts that were held on behalf of various shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

10. Recent Accounting Pronouncement:

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
OCTOBER 31, 2011

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees of

The Advisors’ Inner Circle Fund II and the Shareholders of

Westfield Capital Large Cap Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Westfield Capital Large Cap Growth Fund (one of the portfolios constituting The Ad-visors’ Inner Circle Fund II, hereafter referred to as the “Fund”) at October 31, 2011, the results of its operations, the changes in its net assets and the financial highlights for the period July 13, 2011 (commencement of operations) through October 31, 2011, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2011 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 23, 2011

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your in-vestment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 05/01/11	Ending Account Value 10/31/11	Annualized Expense Ratios	Expenses Paid During Period
Actual Fund Return
Institutional Class	$1,000.00	$923.00	0.85%	$2.44	*
Investor Class	1,000.00	923.00	0.91	2.61	*
Hypothetical 5% Return
Institutional Class	$1,000.00	$1,020.92	0.85%	$4.33	**
Investor Class	1,000.00	1,020.62	0.91	4.63	**

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 109/365 (to reflect the period since inception to fiscal year end October 31, 2011).
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half period shown).

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Doran are Trustees who may be deemed to be “interested” persons of the Trust as that term is defined

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INTERESTED BOARD MEMBERS[3,4]
ROBERT NESHER 65 yrs. old	Chairman of the Board of Trustees (Since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President and Director of SEI Opportunity Fund, L.P. and SEI Structured Credit Fund, LP. President and Chief Executive Officer of SEI Alpha Strategy Portfolios, LP, June 2007 to present.

WILLIAM M. DORAN 1701 Market Street Philadelphia, PA 19103 71 yrs. old	Trustee (Since 1991)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.

INDEPENDENT BOARD MEMBERS[4]
CHARLES E. CARLBOM 77 yrs. old	Trustee (Since 2005)	Self-Employed Business Consultant, Business Projects Inc. since 1997.

JOHN K. DARR 67 yrs. old	Trustee (Since 2008)	Retired. CEO, Office of Finance, Federal Home Loan Bank, from 1992 to 2007.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Board Members oversee 33 funds in The Advisors’ Inner Circle Fund II.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-454-0738. The following chart lists Trustees and Officers as of November 16, 2011.

Other Directorships

Held by Board Member5

Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC, SEI Global Nominee Ltd. and SEI Alpha Strategy Portfolios, LP.

Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust. Director of SEI Alpha Strategy Portfolios, LP since June 2007. Director of SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited and SEI Asset Korea Co., Ltd. Director of the Distributor since 2003.

Trustee of The Advisors’ Inner Circle Fund and Bishop Street Funds; Director of Oregon Transfer Co.

Trustee of The Advisors’ Inner Circle Fund and Bishop Street Funds. Director, Federal Home Loan Bank of Pittsburgh. Director, Manna, Inc. (non-profit developer of affordable housing for ownership). Director, MortgageIT Holdings, Inc. (December 2005 – January 2007).

5	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years

INDEPENDENT BOARD MEMBERS[3] (continued)

JOSEPH T. GRAUSE, JR. 59 yrs. old	Trustee (Since 2011)	Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., February 2010 to May 2011; Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., May 2007 to February 2010; Country Manager – Morningstar UK Limited, Morningstar, Inc., June 2005 to May 2007.

MITCHELL A. JOHNSON 68 yrs. old	Trustee (Since 2005)	Private investor and self-employed consultant (strategic investments).

BETTY L. KRIKORIAN 68 yrs. old	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc. since 2008. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.

BRUCE R. SPECA 55 yrs. old	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), June 2010 to May 2011; Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), June 2003 to June 2010.

JAMES M. STOREY 80 yrs. old	Trustee (Since 1994)	Attorney, Solo Practitioner since 1994.

GEORGE J. SULLIVAN, JR. 69 yrs. old	Trustee Lead Independent Trustee (Since 1999)	Self-employed Consultant, Newfound Consultants Inc. since April 1997.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
3	Board Members oversee 38 funds in The Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Other Directorships

Held by Board Member4

Trustee of The Advisors’ Inner Circle Fund and Bishop Street Funds.

Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP. Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997. Trustee, Citizens Funds (1998 – 2006). Director, The FBR Rushmore Funds (2002 – 2005). Trustee, Diversified Investors Portfolios (2006 – 2008).

Trustee of The Advisors’ Inner Circle Fund and Bishop Street Funds.

Trustee of The Advisors’ Inner Circle Fund and Bishop Street Funds.

Trustee/Director of The Advisors’ Inner Circle Fund, Bishop Street Funds, U.S. Charitable Gift Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

Trustee/Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund, Bishop Street Funds, SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP; member of the independent review committee for SEI’s Canadian-registered mutual funds.

4	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years

OFFICERS
MICHAEL BEATTIE 46 yrs. old	President (Since 2011)	Director of Client Service at SEI from 2004 to 2011. Vice President at SEI from 2009 to November 2011.

MICHAEL LAWSON 51 yrs. old	Treasurer, Controller and Chief Financial Officer (Since 2005)	Director, SEI Investments, Fund Accounting since July 2005. Manager, SEI Investments, Fund Accounting at SEI Investments AVP from April 1995 to February 1998 and November 1998 to July 2005.

RUSSELL EMERY 49 yrs. old	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust since March 2006. Director of Investment Product Management and Development, SEI Investments, since February 2003; Senior Investment Analyst – Equity Team, SEI Investments, from March 2000 to February 2003.

DIANNE M. SULZBACH 34 yrs. old	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morrison & Foerster LLP from 2003 to 2006. Associate at Stradley Ronon Stevens & Young LLP from 2002 to 2003.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Other Directorships

Held by Board Member

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years

OFFICERS (continued)
TIMOTHY D. BARTO 43 yrs. old	Vice President and Assistant Secretary (Since 1999)	General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI Investments since 2001. Assistant Secretary of SIMC, the Administrator and the Distributor, and Vice President of the Distributor from 1999 to 2003.

JAMES NDIAYE 43 yrs. old	Vice President and Assistant Secretary (Since 2004)	Vice President and Assistant Secretary of SIMC since 2005. Vice President at Deutsche Asset Management from 2003 to 2004. Associate at Morgan, Lewis & Bockius LLP from 2000 to 2003.

KERI ROHN 31 yrs. old	Privacy Officer (Since 2009) AML Officer (Since 2011)	Compliance Officer at SEI Investments since 2003.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Other Directorships

Held by Board Member

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at its May 17-18, 2011 meeting, the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”) considered the approval of the advisory agreement (the “Advisory Agreement”) for an initial two-year term. The Advisory Agreement, after the initial two-year term, must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser.

Prior to the meeting, the Board, including the Independent Trustees advised by their in-dependent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Adviser and (iii) the costs of the services to be provided, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser’s fees and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser, including its history, ownership structure, assets under management, investment management team and experience, investment philosophy, business plan, execution quality and soft dollar policies, and approach to risk management. The representatives then provided an overview of the Fund, including the Fund’s proposed objective and strategy, a representative portfolio holdings list and rationale for introducing the Fund. In addition, the representatives described the Fund’s multiple share classes, proposed advisory fees and expense limitation arrangement. The Trustees then discussed the written materials that the Board received before the meeting, the Adviser’s oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund. Among other things, the Board considered the quality of the Adviser’s portfolio management personnel. The Adviser’s registration form (“Form ADV”) was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT — continued (Unaudited)

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.

Investment Performance of the Adviser

The Board then reviewed the performance of a composite managed by the Adviser that has similar strategies as the Fund. The Board, using written materials provided prior to and at the meeting, considered the performance of the composite as compared to its benchmark index for various trailing periods. The Adviser’s representative noted that the composite had generally outperformed its benchmark index over various trailing periods.

Cost of Services Provided and Economies of Scale

In concluding that the advisory fees payable by the Fund to the Adviser were reasonable, the Trustees reviewed a report of the proposed fees to be paid by the Fund to the Adviser as well as the expected costs of services to be provided by and the expected profits to be realized by the Adviser from its relationship with the Fund, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fees to be paid by the Fund to those paid by other comparable mutual funds and noted that the Fund’s expected total fees and expenses, after waivers, were within the range of the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fees were the result of arm’s length negotiations and appeared reasonable in light of the services to be rendered. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to enter into an expense limitation and fee waiver arrangement. The Board noted that although the in-vestment advisory agreement does not currently provide for breakpoints, the Board could re-assess the need for breakpoints in the future as the Fund grows. Because it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund, the Trustees did not make any conclusions regarding the Adviser’s profitability. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. In this regard, during future considerations of the Advisory Agreement, the Board will consider whether any economies of scale are being realized by the Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser will provide to the Fund; and (c) agreed to approve the Advisory Agreement for an initial term of two years.

Westfield Capital Large Cap Growth Fund

P.O. Box 219009

Kansas City, MO 64121-9009

866-454-0738

Adviser:

Westfield Capital Management Company, L.P.

One Financial Center

Boston, MA 02111

Distributor:

SEI Investments Distribution Co.

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave., N.W.

Washington, DC 20004

This information must be preceded or accompanied by a

current prospectus for the Fund described.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last fiscal year was as follows:

	2011
	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a) Audit Fees	$12,000	$0	$0
(b) Audit-Related Fees	$0	$0	$0
(c) Tax Fees	$0	$0	$0
(d) All Other Fees	$0	$0	$0

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

2011
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last fiscal year was $0.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ MICHAEL BEATTIE
Michael Beattie, President

Date: January 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ MICHAEL BEATTIE
Michael Beattie, President

Date: January 5, 2012

By (Signature and Title)	/s/ MICHAEL LAWSON
Michael Lawson, Treasurer,
Controller & CFO

Date: January 5, 2012